Related Party Transactions - Schedule of Name of Related Party and Relationship (Details)	6 Months Ended
Dec. 31, 2025
Zhuoqin Huang [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	Chairman of the board of the Company
Xinchengxin (Xiamen) Property Management Co., Ltd. [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	A company’s Director is a former subsidiary’s Chief representative
Weiyi Lin [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	Director of Pop Shuzhi and former vice president and former director of the Company
Lei Wang [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	Director of Pupu Sibo
Wanqun Yi [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	Director of Shenzhen Pop
Shenzhen JamBox Technology Co., Ltd. (“Shenzhen JamBox”) [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	A company controlled by Wanquan Yi, director of Shenzhen Pop
Xiamen Hualiu Boying Film & Media Co., Ltd. (“Hualiu Boying”). [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	A company where the Company holds minority interest
Xiamen Pupu Investment Co., Ltd. (“Xiamen Pupu Investment ”) [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	A company former controlled by Zhuoqin Huang
Wenjuan Qiu [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	Director of the Company
Xiamen Roppongi Culture Media Co., Ltd. [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	A subsidiary of a company where Liya Wei holds a minority interest
Digital Intelligence (Guangzhou) Era Culture Development Co., Ltd. [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	A subsidiary of a company where Liya Wei holds a minority interest
Zhuhai Hengqin Aosi Culture Communication Co., Ltd. [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	A subsidiary of a company where Liya Wei holds a minority interest
AOSI Production Co., Ltd. [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	A subsidiary of a company where Liya Wei holds a minority interest
Liya Wei [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	Wife of the Chairman of the board of the Company
Xiamen Liubengmu Culture Media Co., Ltd. [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	A company controlled by Liya Wei
Henda Gao [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	Chief representative of a former subsidiary
Xiamen Wandefu Trading Co., Ltd. [Member]
Schedule of Name of Related Party and Relationship [Line Items]
Name of related party	A company’s Director is a former subsidiary’s Chief representative